Commitments and contingencies - Debt Covenant Ratios (Details)	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
Other Commitments [Line Items]
Leverage Ratio	7.62
Debt Covenants
Other Commitments [Line Items]
Fixed Charge Coverage Ratio	0.96	1.15	1.35	1.74
Leverage Ratio	7.71	6.31	5.37	4.15